CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 128,061	$ 57,709	$ 487,501
Accounts Receivable
Deposits	(12,843)	(4,473)	25,000
Total Current Assets	115,218	53,236	512,501
Property and Equipment:
Machinery, net of accumulated depreciation of $825 and $0, repectively	15,675	16,500
Oil and Natural Gas Properties:
Proved Properties	803,200	803,200	478,200
Unproved Properties
Other Property and Equipment	263,555	213,555
Less Accumulated Depreciation and Depletion	(32,700)	(24,283)
Total Other Assets	1,034,055	992,472	478,200
Total Assets	1,164,948	1,062,208	990,701
Current liabilities
Accounts payable	21,546	28,888	71,315
Accrued liabilities	117,014	78,268	47,510
Convertible notes payable			500,000
Subscription received	90,000	250,000	40,000
Stock owed for services	7,500
Notes payable, other	354,000	405,000	375,000
Total Current Liabilities	590,060	762,156	1,033,825
Asset recovery obligations	72,122	72,122
Long term note payable	500,000	500,000	500,000
Total liabilities	1,162,182	1,334,278	1,533,825
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value; 50,000,000 shares authorized, 17,146,527, 16,236,527 and 11,375,000 shares issued and outstanding at March 31, 2013, December 31, 2012 and 2011, respectively	17,147	16,237	11,375
Additional paid-in capital	2,769,605	2,315,515	272,796
Deficit accumulated during the development stage	(2,783,986)	(2,603,822)	(827,295)
Total Stockholders' (Deficit) Equity	2,766	(272,070)	(543,124)
Total liabilities and stockholders' (deficit) equity	$ 1,164,948	$ 1,062,208	$ 990,701